Schedule of Investments (unaudited) December 31, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 39.9%
American Express Credit Account Master Trust:
Series 2018-5, Class A, (1 mo. LIBOR US + 0.340%), 2.08%, 12/15/25(a)	$3,390	$3,388,992
Series 2019-1, Class A, 2.87%, 10/15/24	2,770	2,830,171
Series 2019-2, Class A, 2.67%, 11/15/24	7,935	8,074,795
BMW Vehicle Owner Trust, Series 2019-A, Class A4, 1.95%, 01/26/26	1,290	1,284,337
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2, 1.72%, 08/15/24	2,180	2,173,309
Citibank Credit Card Issuance Trust:
Series 2017-A7, Class A7, (1 mo. LIBOR US + 0.370%), 2.06%, 08/08/24(a)	4,000	4,010,288
Series 2018-A4, Class A4, (1 mo. LIBOR US + 0.340%), 2.05%, 06/07/25(a)	500	499,554
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 08/15/21	129	129,076
Series 2019-B, Class A3, 2.52%, 08/15/24	2,500	2,523,989
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/28(b)	600	599,178
Discover Card Execution Notes Trust:
Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.600%), 2.34%, 12/15/26(a)	925	929,016
Series 2019-A1, Class A1, 3.04%, 07/15/24	4,030	4,126,232
Drive Auto Receivables Trust, Series 2019-4, Class A3, 2.16%, 05/15/23	840	839,456
Enterprise Fleet Financing LLC:
Series 2016-2, Class A3, 2.04%, 02/22/22(b)	346	345,956
Series 2017-1, Class A2, 2.13%, 07/20/22(b)	23	23,112
Series 2017-1, Class A3, 2.60%, 07/20/22(b)	210	210,442
Series 2019-1, Class A2, 2.98%, 10/20/24(b)	2,000	2,019,242
Ford Credit Auto Lease Trust, Series 2019-B, Class A2A, 2.28%, 02/15/22	900	902,756
Ford Credit Auto Owner Trust, Series 2019-C, Class A4, 1.93%, 04/15/25	880	878,373
Ford Credit Floorplan Master Owner Trust A, Series 2019-4, Class A, 2.44%, 09/15/26	1,680	1,684,380
GM Financial Automobile Leasing Trust, Series 2019-2, Class A2A, 2.67%, 06/21/21	1,813	1,817,690
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A, 2.70%, 04/15/24(b)	1,850	1,860,424
Honda Auto Receivables Owner Trust:
Series 2016-4, Class A4, 1.36%, 01/18/23	640	639,064
Series 2019-3, Class A4, 1.85%, 08/15/25	790	786,430
Series 2019-4, Class A4, 1.87%, 01/20/26	500	498,137
Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, 12/15/22	1,680	1,705,079
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A, 2.61%, 05/15/24(b)	1,750	1,772,632
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(b)(c)	441	439,909
Navient Private Education Refi Loan Trust:
Series 2019-CA, Class A2, 3.13%, 02/15/68(b)	780	783,939
Series 2019-FA, Class A1, 2.18%, 08/15/68(b)	397	396,569
Series 2019-GA, Class A, 2.40%, 10/15/68(b)	2,000	1,987,563
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.90%, 10/16/23	3,500	3,554,641

Security	Par (000)	Value
SLM Private Education Loan Trust, Series 2011-A, Class A3, (1 mo. LIBOR US + 2.500%), 4.24%, 01/15/43(a)(b)	$569	$569,776
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.550%), 2.34%, 06/25/43(a)	271	267,583
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 02/17/32(b)	478	475,023
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, (1 mo. LIBOR US + 1.200%), 2.99%, 03/25/33(a)(b)	385	384,998
Series 2015-B, Class A2, 2.51%, 09/27/32(b)	502	503,057
Series 2015-D, Class A2, 2.72%, 10/27/36(b)	274	274,401
Series 2016-A, Class A2, 2.76%, 12/26/36(b)	882	884,488
Series 2016-C, Class A2B, 2.36%, 12/27/32(b)	92	91,690
Series 2016-D, Class A2B, 2.34%, 04/25/33(b)	88	88,367
Series 2016-E, Class A2B, 2.49%, 01/25/36(b)	302	302,029
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56(b)(c)	293	292,270
Toyota Auto Receivables Owner Trust:
Series 2019-A, Class A3, 2.91%, 07/17/23	2,400	2,435,541
Series 2019-B, Class A3, 2.57%, 08/15/23	2,880	2,913,672

Total Asset-Backed Securities — 39.9% (Cost: $62,830,288)		63,197,626

Capital Trusts — 0.1%

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20	110	110,229

Total Capital Trusts — 0.1% (Cost: $110,019)		110,229

Corporate Bonds — 47.6%

Aerospace & Defense — 1.6%
Boeing Co., 2.80%, 03/01/23(d)	450	459,207
United Technologies Corp.:
1.90%, 05/04/20	115	114,944
3.35%, 08/16/21	235	240,640
3.10%, 06/01/22	200	205,208
3.65%, 08/16/23	1,475	1,555,250

		2,575,249

Airlines — 0.5%
Delta Air Lines, Inc.:
2.88%, 03/13/20	133	133,021
3.63%, 03/15/22	625	640,082

		773,103

Automobiles — 0.4%
Daimler Finance North America LLC, 3.35%, 05/04/21(b)	150	152,340
Volkswagen Group of America Finance LLC:
2.40%, 05/22/20(b)	315	315,417
2.70%, 09/26/22(b)	200	202,285

		670,042

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 11.8%
ANZ New Zealand International Ltd., 2.88%, 01/25/22(b)(d)	$615	$625,101
Banco Santander SA, 2.71%, 06/27/24	200	202,848
Bank of America Corp.:
3.30%, 01/11/23(d)	545	563,466
(3 mo. LIBOR US + 1.021%), 2.88%, 04/24/23(d)(e)	2,440	2,481,053
(3 mo. LIBOR US + 0.780%), 3.55%, 03/05/24(d)(e)	750	778,391
Bank of Montreal, 2.50%, 06/28/24(d)	300	303,720
BNP Paribas SA, 3.80%, 01/10/24(b)	485	509,641
Citigroup, Inc., 2.75%, 04/25/22	30	30,481
Citizens Bank N.A., 3.25%, 02/14/22	250	256,201
Citizens Financial Group, Inc., 2.38%, 07/28/21	335	336,651
Commonwealth Bank of Australia:
2.25%, 03/10/20(b)	600	600,320
2.75%, 03/10/22(b)	400	407,074
Discover Bank:
3.35%, 02/06/23	250	257,830
2.45%, 09/12/24	250	249,553
Fifth Third Bancorp:
3.65%, 01/25/24	400	422,207
2.38%, 01/28/25	430	430,754
Huntington Bancshares, Inc., 2.30%, 01/14/22(d)	700	703,878
ING Groep NV, 4.10%, 10/02/23	325	345,573
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 0.610%), 2.51%, 06/18/22(a)(d)	810	813,114
3.25%, 09/23/22	200	206,929
(3 mo. LIBOR US + 0.935%), 2.78%, 04/25/23(d)(e)	905	919,290
2.70%, 05/18/23(d)	500	509,098
(3 mo. LIBOR US + 0.890%), 3.80%, 07/23/24(e)	305	321,485
(3 mo. LIBOR US + 1.000%), 4.02%, 12/05/24(d)(e)	700	746,531
Lloyds Bank PLC, 2.70%, 08/17/20(d)	550	552,418
Lloyds Banking Group PLC, 3.00%, 01/11/22	420	426,772
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	291	294,191
3.54%, 07/26/21	75	76,765
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	305	319,650
Santander Holdings USA, Inc., 3.70%, 03/28/22	210	215,849
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/21	375	377,963
2.85%, 01/11/22	605	614,455
Swedbank AB, 2.20%, 03/04/20(b)	610	610,169
Truist Bank, 2.45%, 08/01/22(d)	600	606,525
Wells Fargo & Co.:
3.07%, 01/24/23(d)	1,295	1,321,724
3.75%, 01/24/24	220	232,612

		18,670,282

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 01/23/25	500	544,934
Keurig Dr Pepper, Inc., 4.06%, 05/25/23	200	210,940

		755,874

Biotechnology — 0.6%
AbbVie, Inc.:
2.50%, 05/14/20(d)	545	545,819
3.75%, 11/14/23	320	336,839
Gilead Sciences, Inc., 3.70%, 04/01/24	130	137,869

		1,020,527

Security	Par (000)	Value

Capital Markets — 1.8%
Bank of New York Mellon Corp., 2.15%, 02/24/20	$175	$175,015
Credit Suisse Group AG, 3.57%, 01/09/23(b)(d)	625	642,219
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	525	529,680
Deutsche Bank AG, 4.25%, 02/04/21	370	375,916
Morgan Stanley, 3.13%, 01/23/23	170	174,775
UBS Group AG:
2.65%, 02/01/22(b)	200	202,057
3.49%, 05/23/23(b)(d)	765	787,292

		2,886,954

Commercial Services & Supplies — 0.1%
Waste Management, Inc., 2.95%, 06/15/24	100	103,240

Consumer Finance — 4.6%
Capital One N.A., 2.25%, 09/13/21	250	251,129
ERAC USA Finance LLC, 2.60%, 12/01/21(b)	350	352,704
Ford Motor Credit Co. LLC:
2.68%, 01/09/20	510	510,039
8.13%, 01/15/20(d)	700	701,309
2.43%, 06/12/20	200	199,878
5.58%, 03/18/24	500	541,270
General Motors Financial Co., Inc.:
4.20%, 03/01/21	285	291,162
3.20%, 07/06/21(d)	1,895	1,921,165
3.25%, 01/05/23	405	413,953
Nissan Motor Acceptance Corp.:
2.25%, 01/13/20(b)(d)	1,135	1,134,964
2.15%, 07/13/20(b)	340	339,856
3.88%, 09/21/23(b)(d)	250	260,288
Synchrony Financial, 2.85%, 07/25/22	280	283,460

		7,201,177

Containers & Packaging — 0.1%
WRKCo, Inc., 3.75%, 03/15/25	70	73,841

Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 02/01/22	900	929,919
3.50%, 05/26/22	170	174,762
2.88%, 08/14/24	250	252,250
3.50%, 01/15/25	450	463,963
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	295	293,248
GE Capital International Funding Co., 2.34%, 11/15/20(d)	570	570,460
Hyundai Capital America, 2.55%, 04/03/20(b)	215	215,067

		2,899,669

Diversified Telecommunication Services — 1.0%
AT&T Inc.:
3.20%, 03/01/22	50	51,187
3.60%, 02/17/23(d)	400	417,519
4.05%, 12/15/23	600	642,951
3.95%, 01/15/25(d)	100	107,190
Verizon Communications, Inc.:
3.38%, 02/15/25	167	176,905
3.88%, 02/08/29	195	215,107

		1,610,859

Electric Utilities — 0.9%
Duke Energy Corp., 3.95%, 10/15/23(d)	590	626,066
FirstEnergy Corp., 2.85%, 07/15/22	159	161,593
ITC Holdings Corp., 2.70%, 11/15/22	85	86,063
NextEra Energy Capital Holdings, Inc., 3.15%, 04/01/24	500	518,541

		1,392,263

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 04/01/20	$290	$290,037

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	225	229,517
Halliburton Co., 3.50%, 08/01/23(d)	900	936,195

		1,165,712

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.:
3.45%, 09/15/21	200	204,556
2.25%, 01/15/22	140	140,455
3.50%, 01/31/23	150	155,449
3.00%, 06/15/23	300	306,635
Crown Castle International Corp., 3.20%, 09/01/24	385	398,267
Equinix, Inc., 2.63%, 11/18/24	535	535,995

		1,741,357

Food & Staples Retailing — 1.0%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(b)	350	353,848
CVS Health Corp.:
2.75%, 12/01/22(d)	900	914,618
4.30%, 03/25/28	300	327,732

		1,596,198

Food Products — 0.4%
Conagra Brands, Inc., (3 mo. LIBOR US + 0.750%), 2.70%, 10/22/20(a)	485	485,044
General Mills, Inc., 3.70%, 10/17/23	75	79,035
Tyson Foods, Inc., 3.90%, 09/28/23	115	121,952

		686,031

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., 2.40%, 06/05/20	280	280,298

Health Care Providers & Services — 0.1%
Anthem, Inc.:
2.95%, 12/01/22	50	51,154
2.38%, 01/15/25	65	64,924

		116,078

Insurance — 0.4%
Aon PLC, 2.80%, 03/15/21(d)	560	565,994

Internet Software & Services — 0.2%
Baidu, Inc., 2.88%, 07/06/22	300	302,782

IT Services — 0.8%
Fiserv, Inc., 2.75%, 07/01/24	635	646,217
Global Payments, Inc., 3.75%, 06/01/23	145	151,036
International Business Machines Corp., 3.00%, 05/15/24(d)	510	529,236

		1,326,489

Machinery — 0.1%
Xylem, Inc., 4.88%, 10/01/21	220	230,583

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22	135	141,908
Discovery Communications LLC, 2.95%, 03/20/23(d)	900	917,282
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20	135	136,446
3.75%, 10/01/21	45	46,253
Omnicom Group, Inc. / Omnicom Capital, Inc., 4.45%, 08/15/20	279	282,762
ViacomCBS, Inc.:

Security	Par (000)	Value

Media (continued)
3.38%, 03/01/22	$9	$9,208
3.88%, 04/01/24	100	105,899

		1,639,758

Metals & Mining — 0.3%
Anglo American Capital PLC, 4.13%, 04/15/21(b)	200	203,992
Newmont Corp., 3.50%, 03/15/22	190	195,029

		399,021

Multi-Utilities — 0.5%
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)	245	255,762
CenterPoint Energy, Inc., 2.50%, 09/01/22	270	272,245
Sempra Energy, (3 mo. LIBOR US + 0.500%), 2.50%, 01/15/21(a)	220	220,037

		748,044

Oil, Gas & Consumable Fuels — 5.8%
Apache Corp., 3.25%, 04/15/22	99	100,879
Canadian Natural Resources Ltd., 2.95%, 01/15/23	125	127,519
Diamondback Energy, Inc., 2.88%, 12/01/24	440	445,138
Enbridge, Inc., 2.90%, 07/15/22	225	229,222
Encana Corp., 3.90%, 11/15/21	1,035	1,059,991
Energy Transfer Operating LP:
4.15%, 10/01/20(d)	1,050	1,061,194
3.60%, 02/01/23	150	153,652
4.50%, 04/15/24	500	532,322
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20	455	461,419
EOG Resources, Inc., 2.45%, 04/01/20	345	345,216
Kinder Morgan Energy Partners LP:
5.80%, 03/01/21(d)	635	661,050
4.15%, 02/01/24	600	636,335
MPLX LP:
6.25%, 10/15/22(b)	53	54,045
3.50%, 12/01/22(b)	145	149,293
Newfield Exploration Co., 5.63%, 07/01/24	600	659,331
Occidental Petroleum Corp.:
2.70%, 08/15/22(d)	660	666,860
2.90%, 08/15/24	200	203,268
Pioneer Natural Resources Co.:
7.50%, 01/15/20	45	45,075
3.45%, 01/15/21	385	389,495
Williams Cos., Inc., 3.70%, 01/15/23(d)	1,190	1,232,553

		9,213,857

Pharmaceuticals — 2.1%
Allergan Finance LLC, 3.25%, 10/01/22(d)	2,415	2,468,489
Allergan Funding SCS, 3.45%, 03/15/22	203	207,662
Bristol-Myers Squibb Co., 2.75%, 02/15/23(b)	35	35,671
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	93	93,529
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23	530	569,178

		3,374,529

Road & Rail — 3.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.05%, 01/09/20(d)	1,545	1,545,204
3.20%, 07/15/20(b)(d)	1,360	1,365,834
3.38%, 02/01/22(b)	440	449,366
2.70%, 03/14/23(b)	505	510,422
2.70%, 11/01/24(b)	190	191,360
Ryder System, Inc.: 2.88%, 09/01/20(d)	948	952,275

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
3.65%, 03/18/24	$300	$314,338

		5,328,799

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc., 2.85%, 03/12/20	70	70,095
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22	214	217,166
Broadcom, Inc., 3.63%, 10/15/24(b)	500	519,944
KLA Corp., 4.65%, 11/01/24	300	329,296

		1,136,501

Software — 0.2%
CA, Inc., 3.60%, 08/15/22	265	271,127

Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(d)	600	606,815

Tobacco — 1.0%
Altria Group, Inc., 2.85%, 08/09/22	300	305,793
BAT Capital Corp.:
2.76%, 08/15/22	505	512,444
2.79%, 09/06/24	700	703,426

		1,521,663

Trading Companies & Distributors — 1.0%
Air Lease Corp.:
3.38%, 06/01/21	155	157,634
2.63%, 07/01/22(d)	650	657,558
2.25%, 01/15/23	335	335,315
International Lease Finance Corp., 4.63%, 04/15/21	468	482,625

		1,633,132

Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC:
3.36%, 03/20/23(b)	88	88,279
4.74%, 09/20/29(b)	400	423,592

		511,871
Total Corporate Bonds — 47.6%

(Cost: $73,996,822)		75,319,756

Foreign Agency Obligations — 0.3%

Chile — 0.1%
Empresa Nacional del Petroleo, 5.25%, 8/10/20(b)	200	203,000

Saudi Arabia — 0.2%
Saudi Arabian Oil Co., 2.88%, 4/16/24(b)	220	223,025

Total Foreign Agency Obligations — 0.3% (Cost: $419,875)		426,025

Non-Agency Mortgage-Backed Securities — 25.6%

Collateralized Mortgage Obligations — 1.2%
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(b)(c)	956	972,436
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 3.75%, 05/20/34(c)	39	38,675
JP Morgan Mortgage Trust:
Series 2015-3, Class A5, 3.50%, 05/25/45(b)(c)	505	506,915

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2016-2, Class A1, 2.83%, 06/25/46(b)(c)	$459	$458,873

		1,976,899

Commercial Mortgage-Backed Securities — 24.1%
BANK, Series 2019-BN18, Class A2, 3.47%, 05/15/62	1,250	1,299,244
BX Commercial Mortgage Trust, Series 2019-XL, Class A, (1 mo. LIBOR US + 0.920%), 2.66%, 10/15/36(a)(b)	1,144	1,144,917
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 04/10/28(b)	830	829,533
Citigroup Commercial Mortgage Trust:
Series 2014-GC21, Class A5, 3.86%, 05/10/47	761	804,984
Series 2016-C2, Class AAB, 2.71%, 08/10/49	1,986	2,013,731
Commercial Mortgage Trust:
Series 2013-CR6, Class ASB, 2.62%, 03/10/46	427	428,737
Series 2013-CR12, Class A2, 2.90%, 10/10/46	73	73,108
Series 2013-SFS, Class A1, 1.87%, 04/12/35(b)	177	176,333
Series 2014-UBS2, Class A2, 2.82%, 03/10/47	275	274,417
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47	1,110	1,136,413
Series 2015-CR23, Class A2, 2.85%, 05/10/48	3,552	3,551,175
GS Mortgage Securities Trust:
Series 2012-ALOH, Class A, 3.55%, 04/10/34(b)	951	972,273
Series 2013-GC16, Class AAB, 3.81%, 11/10/46	1,219	1,258,976
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	1,100	1,124,786
Series 2015-GC34, Class AAB, 3.28%, 10/10/48	2,000	2,060,601
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/34(b)	750	755,016
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.150%), 2.89%, 05/15/38(a)(b)	1,102	1,100,679
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class ASB, 3.04%, 10/15/48	1,715	1,748,092
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4, 3.48%, 06/15/45	2,893	2,949,473
Series 2012-HSBC, Class D, 4.67%, 07/05/32(b)(c)	745	776,221
Series 2017-JP6, Class A3, 3.11%, 07/15/50	850	867,607
Series 2019-BKWD, Class A, (1 mo. LIBOR US + 1.000%), 2.74%, 09/15/29(a)(b)	241	240,996
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.92%, 02/15/46	2,735	2,784,744
Series 2013-C10, Class A4, 4.08%, 07/15/46(c)	2,000	2,116,188
Series 2014-C15, Class A4, 4.05%, 04/15/47	230	244,681
Series 2016-C30, Class ASB, 2.73%, 09/15/49	268	272,159

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A3, 2.99%, 03/15/45	$561	$562,762
Series 2012-C4, Class A4, 3.24%, 03/15/45	1,900	1,930,729
Series 2014-CPT, Class A, 3.35%, 07/13/29(b)	1,800	1,826,188
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,000	2,047,199
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.05%, 03/15/47	721	767,023

		38,138,985

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.74%, 09/15/48(c)	4,913	164,811
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 1.06%, 05/10/48(c)	2,475	81,326
Series 2015-LC21, Class XA, 0.90%, 07/10/48(c)	6,007	168,076
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.90%, 01/15/49(c)	757	64,607

		478,820

Total Non-Agency Mortgage-Backed Securities — 25.6% (Cost: $40,892,623)		40,594,704

U.S. Government Sponsored Agency Securities — 36.8%

Collateralized Mortgage Obligations — 2.2%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	155	164,890
Series 3986, Class M, 4.50%, 09/15/41	177	185,744
Series 4253, Class PA, 3.50%, 08/15/41	327	332,515
Series 4274, Class PN, 3.50%, 10/15/35	313	323,919
Series 4390, Class CA, 3.50%, 06/15/50	346	357,035
Series 4459, Class BN, 3.00%, 08/15/43	658	676,136
Series 4482, Class DH, 3.00%, 06/15/42	345	350,758
Series 4493, Class PA, 3.00%, 02/15/44	508	520,485
Series 4494, Class KA, 3.75%, 10/15/42	570	590,190

		3,501,672

Mortgage-Backed Securities — 34.6%
Fannie Mae Mortgage-Backed Securities:

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/27-01/01/35(d)(f)	$4,759	$4,813,792
3.00%, 09/01/30-01/01/35(d)(f)	4,772	4,919,197
4.00%, 03/01/32-01/01/50(d)(f)	16,419	17,259,535
4.50%, 09/01/26-01/01/48(d)	9,092	9,966,704
5.00%, 05/01/21-07/01/25(d)	13	13,617
(12 mo. LIBOR US + 1.578%), 2.87%, 07/01/44(a)(d)	732	747,416
(12 mo. LIBOR US + 1.590%), 2.98%, 10/01/45(a)(d)	1,012	1,029,708
(12 mo. LIBOR US + 1.590%), 3.13%, 06/01/45(a)(d)	1,002	1,022,159
(12 mo. LIBOR US + 1.697%), 2.72%, 07/01/43(a)(d)	1,305	1,329,265
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/27(d)	599	609,779
4.00%, 09/01/33(d)	2,337	2,505,090
4.50%, 03/01/49(d)	6,974	7,693,277
5.00%, 09/01/21(g)	0	455
5.50%, 05/01/22(d)	13	13,067
(12 mo. LIBOR US + 1.620%), 2.59%, 03/01/45(a)(d)	1,055	1,071,791
(12 mo. LIBOR US + 1.622%), 3.05%, 05/01/45(a)(d)	1,741	1,770,875

		54,765,727

Total U.S. Government Sponsored Agency Securities — 36.8% (Cost: $57,377,299)		58,267,399

Total Long-Term Investments — 150.3% (Cost: $235,626,926)		237,915,739

	Shares

Short-Term Securities — 1.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.44%(h)	3,042,597	3,042,597

Total Short-Term Securities — 1.9% (Cost: $3,042,597)		3,042,597

Total Investments — 152.2% (Cost: $238,669,523)		240,958,336

Liabilities in Excess of Other Assets — (52.2)%		(82,616,217)

Net Assets — 100.0%		$158,342,119

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.
(g)	Amount is less than $500.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series S Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	1.90%	05/13/19	Open	$765,000	$778,177	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/13/19	Open	897,000	912,451	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/13/19	Open	846,000	860,572	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/13/19	Open	1,069,000	1,087,413	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/13/19	Open	848,000	862,607	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/15/19	Open	530,000	539,012	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/15/19	Open	656,000	667,155	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/15/19	Open	511,000	519,689	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/15/19	Open	609,000	619,355	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/15/19	Open	474,000	482,060	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/17/19	Open	530,000	538,973	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/17/19	Open	572,000	581,684	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/17/19	Open	525,000	533,888	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/17/19	Open	580,000	589,820	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	05/20/19	Open	388,000	394,483	Corporate Bonds	Open/Demand
BNP Paribas	1.95%	08/06/19	Open	1,823,937	1,842,659	Corporate Bonds	Open/Demand
BNP Paribas	1.95%	08/06/19	Open	2,363,750	2,388,013	Corporate Bonds	Open/Demand
BNP Paribas	1.95%	08/07/19	Open	868,500	877,141	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	08/27/19	Open	1,285,200	1,296,716	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	08/27/19	Open	1,248,056	1,259,239	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	08/27/19	Open	1,166,200	1,176,650	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	08/27/19	Open	2,337,000	2,357,941	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	08/29/19	Open	846,000	853,344	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	08/29/19	Open	975,188	983,653	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/18/19	Open	1,237,600	1,246,710	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	09/26/19	Open	714,319	718,694	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	11/12/19	Open	433,125	434,352	Corporate Bonds	Open/Demand
BNP Paribas	1.95%	11/12/19	Open	507,450	508,852	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.90%	11/12/19	Open	246,000	246,662	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	11/12/19	Open	572,250	573,904	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	11/12/19	Open	630,238	632,059	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	11/13/19	Open	710,500	712,513	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.30%	11/13/19	Open	290,063	290,990	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	11/13/19	Open	629,475	631,258	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	11/13/19	Open	584,250	585,905	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	11/13/19	Open	475,625	476,973	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	11/18/19	Open	736,875	738,754	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,979,145	1,981,036	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	5,642,205	5,647,596	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	991,004	991,951	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	5,479,413	5,484,649	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	3,958,551	3,962,334	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	997,904	998,857	U.S. Government Sponsored Agency Securities	Up to 30 Days

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	$59,703	$59,760	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	12,700	12,712	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	12,171	12,183	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	63,364	63,425	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	367,246	367,597	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	589,976	590,540	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,736,005	1,737,664	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	57,588	57,643	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,305,548	1,306,795	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,388,164	1,389,490	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	114,987	115,097	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	300,355	300,642	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	84,519	84,600	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,337,555	1,338,833	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	377,030	377,390	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	20,333	20,352	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	2,427,889	2,430,209	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	56,029	56,083	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,132,955	1,134,038	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,227,846	1,229,019	U.S. Government Sponsored Agency Securities	Up to 30 Days

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	$408,508	$408,898	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,404,793	1,406,135	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	361,807	362,153	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	168,074	168,235	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	50,925	50,974	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,802,119	1,803,841	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	18,357	18,375	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	205,750	205,947	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,288,020	1,289,251	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	725,806	726,500	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,717,887	1,719,529	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.15%	12/10/19	01/16/20	1,038,996	1,039,989	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas	2.00%	12/12/19	Open	599,625	600,325	Corporate Bonds	Open/Demand
BNP Paribas	2.00%	12/12/19	Open	103,125	103,245	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04%	12/12/19	Open	288,375	288,718	Corporate Bonds	Open/Demand

				$72,383,953	$72,742,931

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series S Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	520,000	NOK	3,504,592	Morgan Stanley & Co. International PLC	03/18/20	$1,278
NOK	3,581,670	CAD	520,000	Bank of America N.A.	03/18/20	7,504
NOK	3,563,849	CAD	520,000	JPMorgan Chase Bank N.A.	03/18/20	5,474
NOK	3,531,541	CAD	520,000	Morgan Stanley & Co. International PLC	03/18/20	1,793
NZD	608,347	AUD	580,000	Standard Chartered Bank	03/18/20	2,202

						18,251

AUD	580,000	NZD	605,920	Bank of America N.A.	03/18/20	(566)
AUD	580,000	NZD	605,964	Standard Chartered Bank	03/18/20	(596)
CAD	520,000	NOK	3,558,733	JPMorgan Chase Bank N.A.	03/18/20	(4,891)
CAD	520,000	NOK	3,545,197	JPMorgan Chase Bank N.A.	03/18/20	(3,349)

						(9,402)

Net Unrealized Appreciation						$8,849

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Schatz	80	03/06/20	$10,042	$(6,349)
U.S. Treasury Notes (2 Year)	340	03/31/20	73,270	(251)

				(6,600)

Short Contracts
Euro-Bund	11	03/06/20	2,104	12,812
U.S. Treasury Notes (10 Year)	26	03/20/20	3,339	28,227
U.S. Ultra Treasury Bonds	1	03/20/20	182	5,842
U.S. Ultra Treasury Notes (10 Year)	18	03/20/20	2,533	32,315
U.S. Treasury Notes (5 Year)	239	03/31/20	28,348	28,214

				107,410

				$100,810

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
		3-month LIBOR,
1.22%	Semi-Annual	1.91%	Quarterly	05/18/21	$10,000	$77,703	$103	$77,600
		3-month LIBOR,
1.30%	Semi-Annual	1.91%	Quarterly	05/20/21	$10,000	65,566	103	65,463
3M Canadian Bankers Acceptances
2.08%	Semi-Annual	1.77%	Semi-Annual	11/20/21	$13,170	(42,378)	164	(42,542)
		3-month LIBOR,
1.56%	Semi-Annual	1.91%	Quarterly	11/22/21	$9,940	28,146	117	28,029

						$129,037	$487	$128,550

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series S Portfolio

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

NOK	Norwegian Krone

NZD	New Zealand Dollar
Portfolio Abbreviations

DAC	Designated Activity Company

LIBOR	London Interbank Offered Rate

TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$237,915,739	$—	$237,915,739
Short-Term Securities	3,042,597	—	—	3,042,597

	$3,042,597	$237,915,739	$—	$240,958,336

(a) See above Schedule of Investments for values in each security type.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$18,251	$—	$18,251
Interest rate contracts	107,410	171,092	—	278,502
Liabilities:
Foreign currency exchange contracts	—	(9,402)	—	(9,402)
Interest rate contracts	(6,600)	(42,542)	—	(49,142)

	$100,810	$137,399	$—	$238,209

(a)

Derivative financial instruments are swaps, futures and forward foreign currency exchange contracts. Swaps, futures and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $72,742,931 are categorized as Level 2 within the disclosure hierarchy.